Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 04, 2014
Vantagepoint Diversifying Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diversifying Strategies Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “T Shares.”
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 4, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the contractual fee waiver described above expires on April 30, 2014 and, therefore is reflected only for a 1 year period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different from that of traditional asset classes, such as stocks and fixed income securities (i.e., a “low correlation” to such asset classes). In combination, the Fund’s investment strategies seek to provide investment exposure to U.S. and foreign convertible securities, stocks, fixed income securities, and foreign currencies through direct investments or through the use of derivative instruments. The Fund currently uses the following investment strategies:
  Convertible Securities Strategy;
  Low Duration-Plus Fixed Income Strategy; and
  Global Tactical Asset Allocation Strategy.
Each of these investment strategies is described in more detail below.
  Convertible Securities Strategy—The Fund allocates a portion of its assets to a portfolio of convertible securities of U.S. or foreign companies (which may include issuers located in emerging market countries). Convertible securities, which include convertible bonds and convertible preferred stocks, possess investment characteristics of both stocks and bonds. The Fund’s subadvisers seek to invest in those convertible securities they believe represent an attractive risk/reward potential. The majority of these securities are rated below investment grade or are unrated. The Fund’s subadvisers also may invest in a combination of either convertible or non-convertible bonds, and common stocks or equity options, to seek to replicate the investment exposure of convertible securities or to seek to manage risk. The subadvisers implementing the Fund’s convertible securities strategy may also invest in other types of fixed income and equity securities, including “restricted” securities, such as Rule 144A securities.
  Low Duration-Plus Fixed Income Strategy—Another portion of the Fund’s portfolio invests in core short and intermediate maturity fixed income securities (including securities issued or guaranteed by the U.S. Government or foreign governments and their agencies or instrumentalities, and U.S. and foreign mortgage-backed and asset backed securities) that combined generally have a portfolio effective duration of no greater than three years. Effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates, and takes into account that expected cash flows will fluctuate as interests rate change. For example, the value of a fixed income security with an effective duration of two years would be expected to decline around 2% if interest rates rose by 1%. Conversely, the value of the same fixed income security would be expected to increase around 2% if interest rates fell by 1%.

  The Fund’s core fixed income securities are generally investment grade securities (i.e., securities rated within the four highest grades by a major ratings agency or unrated securities that the Fund’s subadvisers determine are of comparable quality) that the Fund’s subadviser believes provide return opportunities because they are priced below fair market value relative to securities of similar credit quality and interest rate sensitivity. Plus, the strategy also incorporates investments in non-core sectors and securities which may include but are not limited to below investment grade and unrated securities, foreign securities, including securities of issuers located in emerging market countries, inflation-adjusted securities, and currencies that the Fund’s subadviser believes offer attractive investment opportunities. The Fund may use futures and swaps as part of this fixed income strategy and seeks to reduce risk of loss due to currency fluctuations by hedging its non-U.S. dollar exposure, using a variety of techniques, including forward currency contracts.
  Global Tactical Asset Allocation Strategy—The Fund allocates a portion of its assets to the global equity, investment grade fixed income and currency markets by investing in derivative instruments that provide investment exposure to fixed income securities, currencies and common or preferred stocks issued by companies, governments or their agencies or instrumentalities located in any part of the world, including emerging market countries. These derivative instruments generate their returns from the performance of such fixed income securities, currencies, or stocks and include, but are not limited to, futures, options, swap agreements (including total return, credit default, and interest rate swaps), and forward currency contracts.

  To provide liquidity and the collateral needed to meet its obligations under derivatives contracts entered into for the Fund pursuant to the Global Tactical Asset Allocation strategy, the Fund holds a portion of its assets in high quality, short-term fixed income securities using an enhanced cash management strategy.
Additional Information About the Fund’s Principal Investment Strategies
A significant portion of the Fund’s assets may be invested in “below investment grade” securities (commonly known as “high yield securities” or “junk bonds”). Below investment grade securities are those rated below the four highest categories by major rating agencies such as Standard & Poor’s (below BBB), Moody’s (below Baa) or Fitch (below BBB), or are unrated securities that the Fund’s subadvisers determine are of comparable quality. The Fund’s below investment grade investments (which include fixed income securities, convertible securities, preferred stock, and floating rate loans) will generally not exceed, in the aggregate, 55% of the Fund’s net assets, with additional limits as specified below. Additionally, the Fund’s investments in securities rated CCC (or equivalent) or unrated securities that the Fund’s subadvisers determine are of comparable quality (the minimum quality permitted) generally will be no more than 5% of the Fund’s net assets.

The Fund limits its aggregate investments in (i) fixed income securities that are rated below investment grade, excluding convertible bonds; and (ii) floating rate loans so that, taken together, they will generally not be more than 15% of the Fund’s net assets.

The Fund limits its investments in convertible securities, which include convertible bonds and convertible preferred stocks, such that they will generally remain below 45% of the Fund’s net assets.

Under normal circumstances, the Fund invests at least 40% of its net assets in fixed income securities in addition to its investments in convertible bonds.

The Fund uses derivative instruments, including futures and options, swap agreements, and forward currency contracts, to achieve desired investment exposure, enhance portfolio efficiency, or manage risk. Trading in derivative instruments is used as an alternative to, or in conjunction with, buying, selling and holding stocks and fixed income securities.

The Fund may take both long and short positions in derivative instruments (short positions may involve greater risks than long positions, as the risk of loss is theoretically unlimited, unlike with a long position, in which the risk of loss may be limited to the amount invested). Under normal conditions, the Fund expects to maintain derivative positions that represent net long exposures in relation to specific underlying stocks, bonds, currencies or indexes.

The market value of the Fund’s net assets held in short positions in derivative instruments is not expected to exceed 25% of the market value of the Fund’s net assets. Normally, on average and over the long term, this percentage is expected to be between 0% and 10%. The Fund does not sell underlying securities short. The Fund’s investments in credit default swaps, if any, will be less than 5% of the Fund’s net assets.

		The Fund may also invest in mortgage-backed securities and asset-backed securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally have a higher risk of default and tend to be less liquid than traditional non-convertible securities. In addition, the convertible securities the Fund invests in may be rated below investment grade or may be unrated, which could increase their risks. Below investment grade securities are speculative and involve a greater risk of default than investment grade securities. The market prices of lower rated convertible securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

High Yield Securities Risk—Securities that are rated below “investment grade” (commonly known as “high yield securities” or “junk bonds”) or, if unrated, are considered by a subadviser to be of equivalent quality, are speculative and involve a greater risk of default than “investment grade” securities. The values of these securities are particularly sensitive to changes in issuer creditworthiness, and economic and political conditions. The market prices of these securities may decline significantly in periods of general economic difficulty, may be harder to value, and may be less liquid than higher rated securities.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

		Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a custom benchmark. On March 1, 2013, all outstanding shares of the Fund were renamed “T Shares,” and certain transfer agency and administrative shareholder servicing fees for this Fund decreased by 0.25%. The following performance information has not been adjusted to reflect this decrease. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a custom benchmark.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s Custom Benchmark is comprised of 50% Barclays U.S. Intermediate Aggregate Bond Index and 50% S&P 500 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
4.07%	-5.08%
(3rd Qtr 2010)	(3rd Qtr 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

		Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s Custom Benchmark is comprised of 50% Barclays U.S. Intermediate Aggregate Bond Index and 50% S&P 500 Index.
Vantagepoint Diversifying Strategies Fund | Vantagepoint Diversifying Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Transaction fees	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.36%	[1],[2]
Other expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%	[1],[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.54%	[1],[2],[3]
1 year	rr_ExpenseExampleYear01	55
3 years	rr_ExpenseExampleYear03	186
5 years	rr_ExpenseExampleYear05	329
10 years	rr_ExpenseExampleYear10	$ 744
2008	rr_AnnualReturn2008	(6.73%)
2009	rr_AnnualReturn2009	6.64%
2010	rr_AnnualReturn2010	5.04%
2011	rr_AnnualReturn2011	0.10%
2012	rr_AnnualReturn2012	3.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.08%)
1 year	rr_AverageAnnualReturnYear01	3.53%
5 years	rr_AverageAnnualReturnYear05	1.60%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	1.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2007
Vantagepoint Diversifying Strategies Fund | Return after taxes on distributions | Vantagepoint Diversifying Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.90%
5 years	rr_AverageAnnualReturnYear05	1.27%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	1.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2007
Vantagepoint Diversifying Strategies Fund | Return after taxes on distributions and sale of fund shares | Vantagepoint Diversifying Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.38%
5 years	rr_AverageAnnualReturnYear05	1.21%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	1.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2007
Vantagepoint Diversifying Strategies Fund | Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.56%
5 years	rr_AverageAnnualReturnYear05	5.39%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2007
Vantagepoint Diversifying Strategies Fund | Custom Benchmark (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.76%
5 years	rr_AverageAnnualReturnYear05	3.98%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2007

[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	One of the Fund's subadvisers, Mellon Capital Management Corporation, has contractually agreed to reduce its subadvisory fees beginning February 4, 2014 through February 4, 2015. Mellon Capital Management Corporation may not terminate this contractual fee waiver prior to the end date.
[3]	after waiver